Condensed Statements Of Cash Flows - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 2,321,364	$ (261,822)	$ (140,200)	$ 1,995,932
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account	(2,596,638)	(45,367)	(8,695)	(3,167,128)
Changes in operating assets and liabilities:
Prepaid expenses	(3,312)	53,789	(736,678)	328,217
Accrued expenses	(37,021)	86,909	111,636	151,514
Net cash used in operating activities	(315,607)	(166,491)	(773,937)	(691,465)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(234,600,000)
Net cash used in investing activities			(234,600,000)	0
Cash Flows from Financing Activities:
Proceeds from sale of Private Placement Units			5,600,000
Proceeds from sponsor loan			5,000,000
Advances from related parties	210,676	3,671	170,000
Repayment of promissory note – related party			(170,000)
Payments of offering costs	0	(30,000)	(615,521)	(67,500)
Proceeds From Issuance Of Common Stock To Sponsor			25,000
Proceeds from net of underwriting discounts paid			226,000,000
Advances from related party				267,396
Repayment of advances from related party				(3,671)
Net cash provided by (used in) financing activities	210,676	(26,329)	236,009,479	196,225
Net Change in Cash	(104,931)	(192,820)	635,542	(495,240)
Cash – Beginning of period	140,302	635,542		635,542
Cash – Ending of period	$ 35,371	$ 442,722	635,542	$ 140,302
Non-Cash Investing and Financing Activities:
Offering costs included in accrued offering costs			67,500
Deferred underwriting fee payable			$ 9,800,000